                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /  (a)
           or calendar year ending:  12/31/99 (b)

Is this a transition report?:(Y/N)  N
                                   ---

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing form.

1. A. Registrant Name:    SPDR Trust, Series 1
   B. File Number:  811-  7330
   C. Telephone Number:   (212) 306-1490

2. A. Street: 86 Trinity Place
   B. City:   New York
   C. State:  New York
   D. Zip Code: 10006   Zip Ext:
   E. Foreign Country:             Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y/N)  N
                                                                  ---

4. Is this the last filing on this form by Registrant? (Y/N)       N
                                                                  ---

5. Is Registrant a small business investment company (SBIC)? (Y/N)
   [If answer is "Y" (Yes) complete only items 89 through 110.]    N
                                                                  ---

6. Is Registrant a unit investment trust (UIT)? (Y/N)
   [If answer is "Y" (Yes) complete only items 111 through 132.]   Y
                                                                  ---

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
      [If answer is "N" (No), go to item 8.]
                                                                  ---

   B. How many separate series or portfolios did Registrant have at the end of the period?
                                                                  ---

SCREEN NUMBER: 01                PAGE NUMBER: 01               SEC2100 (5 90)

For period ending 12/31/99                  If filing more than one
File number 811-  7330                      Page 47, "X" box: _____

UNIT INVESTMENT TRUSTS
111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:


SCREEN NUMBER: 55                PAGE NUMBER: 47          SEC2100 (5 90)

For period ending 12/31/99                  If filing more than one
File number 811-  7330                      Page 48, "X" box:______

113. A. [/] Trustee Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

114. A. [/] Principal Underwriter Name: ALPS Mutual Funds Services, Inc.
     B. [/] File Number: 8-
     C. [/] City: Denver      State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number: 8-
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:


SCREEN NUMBER: 56                PAGE NUMBER: 48              SEC2100 (5 90)

For period ending 12/31/99                  If filing more than one
File number 811-  7330                      Page 49, "X" box:_____

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment
            companies? (Y/N)
                                                       ---
     B. [/] Identify the family in 10 letters:
                                               - - - - - - - - - -

           (NOTE: In filing this form, use this identification consistently for all investment companies in family.
            This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                       ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)
                                                       ---

     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                             ---

     D. [/] Flexible premium variable life contracts? (Y/N)
                                                             ---

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)
                                                             ---

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                             ---

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period
                                                             ---

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                   $
                                                             ---

121. [/] State the number of series for which a current prospectus was in existence at the end of the period
                                                             ---

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                             ---

SCREEN NUMBER: 57                PAGE NUMBER: 49              SEC2100 (5 90)

For period ending 12/31/99                   If filing more than one
File number 811-  7330                      Page 50, "X" box:______

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                      $---

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)
                                                      $---

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                      $---

126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)             $ 0
                                                       ---

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of    Total Assets     Total Income
                                  Series         (%000's        Distributions
                                 Investing      omitted)      ($000's omitted)
                                 ----------    ------------   ----------------
A. U.S. Treasury direct issue               $                 $
                                  -------    -----------       --------

B. U.S. Government agency                   $                 $
                                  -------    -----------       --------

C. State and municipal tax-free             $                 $
                                  -------    -----------       --------

D. Public utility debt                      $                 $
                                  -------    -----------       --------

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent           $                 $
                                  -------    -----------       --------

F. All other corporate intermed. &
   long-term debt                           $                 $
                                  -------    -----------       --------

G. All other corporate short-term
   debt                                     $                 $
                                  -------    -----------       --------

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                                  $                 $
                                  -------    -----------       --------

I. Investment company equity
   securities                               $                 $
                                  -------    -----------       --------

J. All other equity securities       1      $ 19,864,379      $ 149,931
                                  -------    -----------       --------

K. Other securities                         $                 $
                                  -------    -----------       --------

L. Total assets of all series of
   registrant                               $                 $
                                  -------    -----------       --------

Screen Number: 58               Page Number: 50                  SEC 2100 (5 90)

For period ending 12/31/99                        If filing more than one
File number 811-7330                              Page 51, "X" box:______

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                             ---
         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                             ---
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                             ---

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)     $ 22,778
                                                    -----------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------

          811-      811-      811-      811-      811-
              ------    ------    ------    ------    ------


SCREEN NUMBER: 59                PAGE NUMBER: 51              SEC2100 (5 90)

                              SPDR TRUST, SERIES 1
                    C/O STATE STREET BANK AND TRUST COMPANY
                                 P.O. BOX 9110
                             BOSTON, MA 02209-9110



For the period ending (a) 12/31/99
File number (c) 811-7330

This report is signed on behalf of the registrant.
City of:       Boston
State of:      Massachusetts
Date:          February 22, 2000

Name of Registrant:      SPDR Trust, Series 1




Witness: /s/ Chris Sweeney                   By: /s/ Don Gignac
         ----------------------------------      -------------------------------

         Chris Sweeney                           Don Gignac
         Vice President                          Vice President
         State Street Bank and Trust Company     State Street Bank and Trust
         As Trustee for SPDR Trust, Series 1      Company
                                                 As Trustee for SPDR Trust,
                                                  Series 1